Quarterly Holdings Report
for
Fidelity® Magellan® Fund
June 30, 2024
MAG-NPRT1-0824
1.803299.120
Common Stocks - 97.9%
	Shares	Value ($) (000s)
COMMUNICATION SERVICES - 8.9%
Interactive Media & Services - 8.9%
Alphabet, Inc.:
Class A	6,820,900	1,242,427
Class C	3,312,300	607,542
Meta Platforms, Inc. Class A	2,541,700	1,281,576
		3,131,545
CONSUMER DISCRETIONARY - 9.6%
Broadline Retail - 4.8%
Amazon.com, Inc. (a)	8,769,000	1,694,609
Hotels, Restaurants & Leisure - 2.5%
Hilton Worldwide Holdings, Inc.	2,106,762	459,695
Marriott International, Inc. Class A	1,656,450	400,480
Yum! Brands, Inc.	195,563	25,904
		886,079
Specialty Retail - 2.3%
AutoZone, Inc. (a)	134,494	398,654
O'Reilly Automotive, Inc. (a)	384,600	406,161
		804,815
TOTAL CONSUMER DISCRETIONARY		3,385,503
CONSUMER STAPLES - 1.9%
Consumer Staples Distribution & Retail - 1.9%
Costco Wholesale Corp.	771,328	655,621
FINANCIALS - 9.9%
Capital Markets - 3.6%
Ares Management Corp. Class A,	2,664,105	355,072
Moody's Corp.	1,091,558	459,470
S&P Global, Inc.	1,066,009	475,440
		1,289,982
Financial Services - 3.7%
MasterCard, Inc. Class A	1,425,899	629,050
Visa, Inc. Class A (b)	2,566,493	673,627
		1,302,677
Insurance - 2.6%
Arthur J. Gallagher & Co.	1,732,193	449,175
Marsh & McLennan Companies, Inc.	2,167,895	456,819
		905,994
TOTAL FINANCIALS		3,498,653
HEALTH CARE - 9.7%
Health Care Equipment & Supplies - 1.3%
Boston Scientific Corp. (a)	5,938,600	457,332
Health Care Providers & Services - 3.1%
Cencora, Inc.	1,649,000	371,520
UnitedHealth Group, Inc.	1,446,835	736,815
		1,108,335
Life Sciences Tools & Services - 1.5%
Thermo Fisher Scientific, Inc.	938,774	519,142
Pharmaceuticals - 3.8%
Eli Lilly & Co.	1,053,044	953,405
Novo Nordisk A/S Series B sponsored ADR	2,624,800	374,664
		1,328,069
TOTAL HEALTH CARE		3,412,878
INDUSTRIALS - 15.4%
Aerospace & Defense - 4.0%
General Electric Co.	3,084,500	490,343
HEICO Corp. Class A	2,459,042	436,529
TransDigm Group, Inc.	375,365	479,570
		1,406,442
Building Products - 1.2%
Trane Technologies PLC	1,246,400	409,978
Commercial Services & Supplies - 3.2%
Cintas Corp.	550,884	385,762
Copart, Inc.	7,024,816	380,464
Waste Connections, Inc. (United States)	2,110,900	370,167
		1,136,393
Construction & Engineering - 1.1%
Quanta Services, Inc.	1,602,737	407,239
Electrical Equipment - 2.3%
AMETEK, Inc.	2,168,083	361,441
Eaton Corp. PLC	1,401,219	439,352
		800,793
Ground Transportation - 0.0%
Bird Global, Inc.:
Stage 1 rights (a)(c)	882	0
Stage 2 rights (a)(c)	882	0
Stage 3 rights (a)(c)	882	0
		0
Professional Services - 1.4%
Automatic Data Processing, Inc.	259,160	61,859
Verisk Analytics, Inc.	1,562,457	421,160
		483,019
Trading Companies & Distributors - 2.2%
United Rentals, Inc.	586,600	379,372
Watsco, Inc. (b)	841,300	389,724
		769,096
TOTAL INDUSTRIALS		5,412,960
INFORMATION TECHNOLOGY - 36.5%
Communications Equipment - 2.3%
Arista Networks, Inc. (a)	1,067,039	373,976
Motorola Solutions, Inc.	1,180,355	455,676
		829,652
Electronic Equipment, Instruments & Components - 1.3%
Amphenol Corp. Class A	6,575,708	443,005
IT Services - 1.1%
Gartner, Inc. (a)	867,453	389,538
Semiconductors & Semiconductor Equipment - 16.0%
Applied Materials, Inc.	2,152,100	507,874
ASML Holding NV (depository receipt)	353,200	361,228
Broadcom, Inc.	596,900	958,341
KLA Corp.	650,683	536,495
Lam Research Corp.	479,653	510,758
NVIDIA Corp.	22,197,230	2,742,246
		5,616,942
Software - 15.8%
Cadence Design Systems, Inc. (a)	1,373,329	422,642
Constellation Software, Inc.	130,200	375,156
Intuit, Inc.	817,500	537,269
Microsoft Corp.	6,589,598	2,945,222
Oracle Corp.	4,009,200	566,099
PTC, Inc. (a)	1,547,079	281,058
Synopsys, Inc. (a)	750,121	446,367
		5,573,813
TOTAL INFORMATION TECHNOLOGY		12,852,950
MATERIALS - 4.8%
Chemicals - 2.6%
Linde PLC	1,218,294	534,600
Sherwin-Williams Co.	1,353,800	404,015
		938,615
Construction Materials - 2.2%
Martin Marietta Materials, Inc.	733,510	397,416
Vulcan Materials Co.	1,469,898	365,534
		762,950
TOTAL MATERIALS		1,701,565
UTILITIES - 1.2%
Electric Utilities - 1.2%
Constellation Energy Corp.	2,028,415	406,231
TOTAL COMMON STOCKS (Cost $18,720,576)		34,457,906

Money Market Funds - 2.5%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 5.38% (d)	471,337,562	471,432
Fidelity Securities Lending Cash Central Fund 5.38% (d)(e)	414,364,039	414,405
TOTAL MONEY MARKET FUNDS (Cost $885,837)		885,837

TOTAL INVESTMENT IN SECURITIES - 100.4% (Cost $19,606,413)	35,343,743
NET OTHER ASSETS (LIABILITIES) - (0.4)%	(152,514)
NET ASSETS - 100.0%	35,191,229

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Level 3 security
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.38%	320,930	1,580,798	1,430,297	4,666	1	-	471,432	0.9%
Fidelity Securities Lending Cash Central Fund 5.38%	340,368	447,505	373,468	77	-	-	414,405	1.8%
Total	661,298	2,028,303	1,803,765	4,743	1	-	885,837

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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